Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 18,915	$ 32,868	$ 30,477	$ 108
Restricted cash	22,209	25,828
Amounts due from affiliate	4,237	4,239
Derivative instruments	(7,045)	(10,767)
Advances (shareholder loans) to joint ventures	7,218	13,991
Current amounts due to owners and affiliates	(1,374)	(10,604)
Loans and promissory notes due to owners and affiliates	0	(287)
Long-term receivable	6,195	0
Long Term Debt	(6,195)	0
Fair value, Cash designated for acquisition	91,768	0
Fair value,Revolving credit and seller’s credit due to owners and affiliates	(43,005)	(47,000)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(164,851)	(181,527)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(167,797)	(181,316)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	18,915	32,868
Restricted cash	22,209	25,828
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,237	4,239
Derivative instruments	(7,045)	(10,767)
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, Cash designated for acquisition	91,768	0
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	7,355	14,329
Current amounts due to owners and affiliates	(1,374)	(10,604)
Loans and promissory notes due to owners and affiliates	0	(287)
Long-term receivable	6,195	0
Fair value,Revolving credit and seller’s credit due to owners and affiliates	(44,098)	(47,000)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(183,585)	(202,017)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	$ (168,889)	$ (181,364)